INITIAL PUBLIC OFFERING (Details) - $ / shares		3 Months Ended	12 Months Ended
	Feb. 28, 2018	Mar. 31, 2020	Dec. 31, 2019	Feb. 12, 2018
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.07	$ 5.20
Mudrick Capital Acquisition Corporation [Member]
Shares Issued, Price Per Share	$ 10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 1.00	$ 1.00
Mudrick Capital Acquisition Corporation [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues		20,800,000	20,800,000
Shares Issued, Price Per Share		$ 10.00	$ 10.00	$ 10.00
Mudrick Capital Acquisition Corporation [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues	800,000	800,000	800,000
Shares Issued, Price Per Share	$ 10.00
Mudrick Capital Acquisition Corporation [Member] | Class A common stock
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50